Lord Abbett Focused Growth Fund
Lord Abbett Focused Growth Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 35 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Lord Abbett Focused Growth Fund		Class A		Class C		Class F	Class F3	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	[1]	5.75%		none		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	[1]	none	[2]	1.00%	[3]	none	none	none	none	none	none	none	none
[1]	A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lord Abbett Focused Growth Fund		Class A	Class C	Class F		Class F3	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees		0.65%	0.65%	0.65%		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.10%		none	none	0.60%	0.50%	0.25%	none	none
Other Expenses	[1]	0.24%	0.24%	0.24%		0.17%	0.24%	0.24%	0.24%	0.24%	0.24%	0.17%
Total Annual Fund Operating Expenses		1.14%	1.89%	0.99%		0.82%	0.89%	1.49%	1.39%	1.14%	0.89%	0.82%
Fee Waiver and/or Expense Reimbursement	[2]	(0.09%)	(0.09%)	(0.19%)	[3]	(0.09%)	(0.09%)	(0.09%)	(0.09%)	(0.09%)	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.05%	1.80%	0.80%	[3]	0.73%	0.80%	1.40%	1.30%	1.05%	0.80%	0.73%
[1]	Based on estimated amounts for the current fiscal year.
[2]	For the period from January 31, 2019 through February 29, 2020, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees and acquired fund fees and expenses, to an annual rate of 0.73% for each of Class F3 and R6 and to an annual rate of 0.80% for each other class. This agreement may be terminated only by the Fund's Board of Trustees.
[3]	For the period from January 31, 2019 through February 29, 2020, Lord Abbett Distributor LLC has contractually agreed to waive the Fund's 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares Are Redeemed
Expense Example - Lord Abbett Focused Growth Fund - USD ($)	1 Year	3 Years
Class A	676	907
Class C	283	584
Class F	82	295
Class F3	75	252
Class I	82	274
Class R2	143	461
Class R3	132	430
Class R4	107	353
Class R5	82	274
Class R6	75	252

If Shares Are Not Redeemed
Expense Example No Redemption - Lord Abbett Focused Growth Fund - USD ($)	1 Year	3 Years
Class A	676	907
Class C	183	584
Class F	82	295
Class F3	75	252
Class I	82	274
Class R2	143	461
Class R3	132	430
Class R4	107	353
Class R5	82	274
Class R6	75	252

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. The Fund does not show any portfolio turnover because the Fund is newly organized and has not commenced operations as of the date of this prospectus.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund invests in the equity securities of U.S. and foreign companies that the Fund’s portfolio management team believes demonstrate above-average, long-term growth potential in all market capitalization ranges. The Fund’s portfolio management team will utilize a focused investment strategy and will typically invest in a small number of issuers. Under normal conditions, the Fund will invest at least 50% of its net assets in companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies included in the Russell 1000® Index, a widely used benchmark for large-cap stock performance. The Fund normally will invest the remainder of its assets in securities of mid-sized and small companies.

The Fund’s principal investments include the following types of securities and other financial instruments:

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Equity securities of large, mid-sized, and small companies. The Fund may invest in any security that represents equity ownership in a company. Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar characteristics. The Fund considers equity securities to include warrants, rights offerings, convertible securities, and other investments that are convertible or exercisable into the equity securities described above.

•	Growth companies of any size that the Fund’s portfolio management team believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

The Fund may invest up to 10% of its net assets in securities of foreign companies, including emerging market companies and American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and other similar depositary receipts. The Fund defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges. The Fund considers emerging market countries to include countries that are not currently classified as a Developed Market by MSCI. Foreign securities may be denominated in the U.S. dollar or other currencies. Because ADRs represent exposure to foreign companies, the Fund deems them to be foreign investments even though they trade on U.S. exchanges.

The Fund engages in active and frequent trading of its portfolio securities in seeking to achieve its investment objective.

The Fund is non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest a greater portion of its assets in the securities of a single issuer or in the securities of fewer issuers than a diversified mutual fund.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

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Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended results, the Fund may not achieve its objective. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

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Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

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New Fund Risk: The Fund is newly organized. There can be no assurance that the Fund will reach or maintain a sufficient asset size to effectively implement its investment strategy. In addition, the Fund’s gross expense ratio may fluctuate during its initial operating period because of the Fund’s relatively smaller asset size and, until the Fund achieves sufficient scale, a Fund shareholder may experience proportionally higher Fund expenses than would be experienced by shareholders of a fund with a larger asset base.

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Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

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Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund overweights a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

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Focused Investing Risk: To the extent that the Fund invests its assets in the securities of a small number of issuers, the Fund will be subject to greater volatility with respect to its investments than a fund that invests in the securities of a larger number of issuers.

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Growth Investing Risk: The Fund uses a growth investing style, which may be out of favor or may not produce favorable results over short or longer time periods. In addition, growth stocks tend to be more volatile than value stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stocks’ prices typically fall.

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Large Company Risk: As compared to smaller successful companies, larger, more established companies may be less able to respond quickly to certain market developments and may have slower rates of growth. Large companies also may fall out of favor relative to smaller companies in certain market cycles, causing the Fund to incur losses or underperform.

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Mid-Sized and Small Company Risk: Investments in mid-sized and small companies may involve greater risks than investments in larger, more established companies. As compared to larger companies, mid-sized and small companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, mid-sized and small company securities tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. Mid-sized and small companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform. The shares of mid-sized and small companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future.

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Foreign and Emerging Market Company Risk: Investments in foreign companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign company securities also include ADRs, GDRs, and other similar depositary receipts. ADRs, GDRs, and other similar depositary receipts may be less liquid than the underlying shares in their primary trading market. Foreign securities also may subject the Fund’s investments to changes in currency rates. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because such markets tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. Companies with economic ties to emerging markets may be susceptible to the same risks as companies organized in emerging markets.

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Non-Diversification Risk: The Fund is a non-diversified mutual fund under the 1940 Act. This means that the Fund may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single issuer or guarantor than a diversified fund. As a result, the value of the Fund’s investments may be more adversely affected by a single economic, political or regulatory event than the value of the investments of a diversified mutual fund.

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Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid.

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High Portfolio Turnover Risk: High portfolio turnover may result in increased transaction costs, reduced investment performance, and higher taxes resulting from increased realized capital gains, including short-term capital gains, distributions from which are taxable as ordinary income.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

This prospectus does not show performance information for the Fund because the Fund has not commenced investment operations as of the date of this prospectus. Performance for the Fund, which provides some indication of the risks of investing in the Fund, will vary from year to year. After the Fund begins investment operations, updated performance information will be available at www.lordabbett.com or by calling 888-522-2388.